Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	$ 73,813	$ 72,362
Additions	8,777	10,717
Acquisition of subsidiaries & operations		642
Remeasurements of index-linked freight contracts	(369)	(59)
Depreciation for the year	(6,503)	(6,752)
Impairments for the year	(515)	(2,583)
Disposals	(25)	(27)
Divestment and demerger of subsidiaries and operations	(13,391)	(16)
Transfers and other movements	(492)	(471)
At the end of the financial year	61,295	73,813
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	151,361
At the end of the financial year	121,130	151,361
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(77,548)
At the end of the financial year	(59,835)	(77,548)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,072	8,387
Additions	41	25
Depreciation for the year	(663)	(694)
Impairments for the year	(14)	(208)
Disposals	(3)	(18)
Divestment and demerger of subsidiaries and operations	(448)
Transfers and other movements	1,094	580
At the end of the financial year	8,079	8,072
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	14,545
At the end of the financial year	14,823	14,545
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(6,473)
At the end of the financial year	(6,744)	(6,473)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	44,682	39,429
Additions	1,935	3,841
Acquisition of subsidiaries & operations		151
Remeasurements of index-linked freight contracts	(369)	(59)
Depreciation for the year	(5,564)	(5,748)
Impairments for the year	(499)	(877)
Disposals	(22)	(9)
Divestment and demerger of subsidiaries and operations	(8,007)	(14)
Transfers and other movements	3,344	7,968
At the end of the financial year	35,500	44,682
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	108,049
At the end of the financial year	81,218	108,049
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(63,367)
At the end of the financial year	(45,718)	(63,367)
Other mineral assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	8,941	8,652
Additions	792	797
Acquisition of subsidiaries & operations		491
Depreciation for the year	(276)	(310)
Impairments for the year	(2)	(687)
Divestment and demerger of subsidiaries and operations	(545)
Transfers and other movements	(416)	(2)
At the end of the financial year	8,494	8,941
Other mineral assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	15,059
At the end of the financial year	14,353	15,059
Other mineral assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(6,118)
At the end of the financial year	(5,859)	(6,118)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	10,432	13,774
Additions	5,872	5,961
Impairments for the year		(745)
Divestment and demerger of subsidiaries and operations	(3,549)	(2)
Transfers and other movements	(3,724)	(8,556)
At the end of the financial year	9,031	10,432
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	11,177
At the end of the financial year	9,755	11,177
Assets under construction [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(745)
At the end of the financial year	(724)	(745)
Exploration and evaluation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	1,686	2,120
Additions	137	93
Impairments for the year		(66)
Divestment and demerger of subsidiaries and operations	(842)
Transfers and other movements	(790)	(461)
At the end of the financial year	191	1,686
Exploration and evaluation [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	2,531
At the end of the financial year	981	2,531
Exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At the beginning of the financial year	(845)
At the end of the financial year	$ (790)	$ (845)